MAJOR CUSTOMERS AND VENDORS (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%
Customer One [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	12.00%	10.00%	32.00%
Customer Two [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%			16.00%
Customer Three [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage				14.00%
Four Vendors [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	71.00%		80.00%
Three Vendors [Member] | Cost of Goods, Total [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		81.00%		70.00%